Supplemental Cash Flow Information - Details of Changes in Working Capital and Other Items (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Disclosure Of Changes In Working Capital And Other Items [Abstract]
Trade and other receivables	$ (30)	$ 11	$ 61	$ 3
Prepaid expenses and other current assets	18	5	19	7
Other financial assets	6	9	41	37
Payables, accruals and provisions	(24)	(64)	(196)	(239)
Deferred revenue	99	81	45	44
Other financial liabilities	(11)	(9)	(46)	(45)
Income taxes	18	33	(2)	8
Other	(4)	(20)	(22)	(34)
Total	$ 72	$ 46	$ (100)	$ (219)